Purchased services and licenses - Summary of purchased services and licenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchased services and licenses
Non-capitalized licenses and sports rights	€ 42,259	€ 48,324	€ 46,804
Production costs	40,249	17,188	9,880
Data journalist and freelancer fees	23,650	16,225	15,728
Ads costs and operational fees	27,665	9,861	4,147
Variable service fees	10,058	6,829	4,016
Sales agents	2,987	3,924	1,786
Consultancy fees	19,426	9,930	1,316
Optima platform and consultancy fees	1,381	2,370	2,605
Other costs	5,115	4,562	3,025
Cost of materials and goods	3,207	213
Total	€ 175,997	€ 119,426	€ 89,307